UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5125

Dreyfus Variable Investment Fund (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	9/30/09

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Appreciation Portfolio
September 30, 2009 (Unaudited)

Common Stocks--99.0%	Shares	Value ($)
Consumer Discretionary--9.2%
Christian Dior	65,500	6,469,869
McDonald's	160,900	9,182,563
McGraw-Hill	135,100	3,396,414
News, Cl. A	442,136	5,301,210
News, Cl. B	7,700 a	107,723
Target	161,700	7,548,156
		32,005,935
Consumer Staples--36.1%
Altria Group	488,100	8,693,061
Coca-Cola	472,600	25,378,620
Estee Lauder, Cl. A	51,200 a	1,898,496
Nestle, ADR	393,400	16,794,246
PepsiCo	172,900	10,142,314
Philip Morris International	488,100 a	23,789,994
Procter & Gamble	287,500	16,652,000
SYSCO	78,700	1,955,695
Wal-Mart Stores	96,600	4,742,094
Walgreen	369,300	13,837,671
Whole Foods Market	55,100 a,b	1,679,999
		125,564,190
Energy--18.5%
Chevron	199,900	14,078,957
ConocoPhillips	159,100	7,184,956
Exxon Mobil	306,364	21,019,634
Halliburton	78,700	2,134,344
Occidental Petroleum	110,100	8,631,840
Royal Dutch Shell, Cl. A, ADR	69,500	3,974,705
Total, ADR	94,400	5,594,144
Transocean	23,075 b	1,973,605
		64,592,185
Financial--3.0%
Bank of America	180,816	3,059,407
HSBC Holdings, ADR	55,708 a	3,194,854
JPMorgan Chase & Co.	92,300	4,044,586
		10,298,847
Health Care--11.5%
Abbott Laboratories	220,800	10,922,976
Becton, Dickinson & Co.	16,000	1,116,000
Johnson & Johnson	274,900	16,738,661
Medtronic	60,200	2,215,360
Merck & Co.	140,200 a	4,434,526
Novo Nordisk, ADR	6,300	396,585
Roche Holding, ADR	100,700	4,088,420
		39,912,528
Industrial--4.3%

Caterpillar	39,400 a	2,022,402
Fluor	43,900	2,232,315
General Dynamics	14,200	917,320
General Electric	393,800	6,466,196
United Technologies	57,600	3,509,568
		15,147,801
Information Technology--13.7%
Apple	54,000 b	10,009,980
Automatic Data Processing	85,400	3,356,220
Cisco Systems	200,100 b	4,710,354
Intel	829,900	16,241,143
Microsoft	261,500	6,770,235
QUALCOMM	70,800	3,184,584
Texas Instruments	148,300	3,513,227
		47,785,743
Materials--2.7%
Freeport-McMoRan Copper & Gold	13,500 a	926,235
Praxair	95,200	7,776,888
Rio Tinto, ADR	4,500	766,305
		9,469,428
Total Common Stocks
(cost $262,383,263)		344,776,657

Other Investment--.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,576,000)	1,576,000 [c]	1,576,000

Investment of Cash Collateral for
Securities Loaned--6.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $21,386,781)	21,386,781 [c]	21,386,781

Total Investments (cost $285,346,044)	105.6%	367,739,438
Liabilities, Less Cash and Receivables	(5.6%)	(19,489,352)
Net Assets	100.0%	348,250,086

ADR - American Depository Receipts

a	All or a portion of these securities are on loan. At September 30, 2009, the total market value of the portfolio's securities on loan is $20,833,572 and the total market value of the collateral held by the portfolio is $21,386,781.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $285,346,044.

Net unrealized appreciation on investments was $82,393,394 of which $104,058,840 related to appreciated investment securities and $21,665,446 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 -	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	303,497,529	-	-	303,497,529
Equity Securities - Foreign+	20,396,462	20,882,666	-	41,279,128
Mutual Funds	22,962,781			22,962,781
Other Financial Instruments++	-	-	-	-
Liabilities ($)
Other Financial Instruments++	-	-	-	-

+ See Statement of Investments for industry classification.
++ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund adopted the provisions of ASC 815 Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended September 30, 2009. These disclosures did not impact the notes to the financial statements.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the portfolio calculates its net asset value, the portfolio may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the portfolio may lend securities to qualified institutions. It is the portfolio’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The portfolio is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Developing Leaders Portfolio
September 30, 2009 (Unaudited)

Common Stocks--99.7%	Shares	Value ($)
Commercial & Professional Services--8.1%
ABM Industries	10,100	212,504
Anixter International	12,200 a,b	489,342
Apogee Enterprises	13,100	196,762
Applied Industrial Technologies	19,600	414,736
ATC Technology	61,300 b	1,211,288
Beacon Roofing Supply	34,200 a,b	546,516
Cross Country Healthcare	84,900 b	790,419
Gartner	35,800 a,b	654,066
Lithia Motors, Cl. A	11,300	176,167
M & F Worldwide	51,200 b	1,036,288
MPS Group	119,200 b	1,253,984
On Assignment	45,300 b	265,005
PHH	14,100 b	279,744
ScanSource	42,200 b	1,195,104
School Specialty	40,800 a,b	967,776
Stamps.com	27,400 b	253,450
TeleTech Holdings	72,400 b	1,235,144
VistaPrint	13,700 a,b	695,275
World Fuel Services	28,100 a	1,350,767
Wright Express	24,400 b	720,044
		13,944,381
Communications--2.1%
Cogent Communications Group	55,800 a,b	630,540
iPCS	10,100 b	175,740
Starent Networks	52,000 a,b	1,321,840
Syniverse Holdings	16,500 b	288,750
USA Mobility	95,800 b	1,233,904
		3,650,774
Consumer Durables--2.9%
Briggs & Stratton	11,100 a	215,451
Fossil	37,300 b	1,061,185
Fuel Systems Solutions	6,100 a,b	219,539
M/I Homes	66,600 b	905,094
Marvel Entertainment	4,700 b	233,214
Meritage Homes	33,700 a,b	684,110
Mine Safety Appliances	6,900	189,819
Polaris Industries	15,300 a	623,934
WMS Industries	19,000 a,b	846,640
		4,978,986
Consumer Non-Durables--5.2%
ACCO Brands	24,100 b	174,002
American Greetings, Cl. A	73,300	1,634,590
Cal-Maine Foods	26,600 a	712,082
Central Garden & Pet, Cl. A	53,300 b	582,569
Lancaster Colony	13,800	707,526
Oxford Industries	50,700	998,790
Perry Ellis International	37,100 b	595,084
Steven Madden	16,700 b	614,727
True Religion Apparel	26,200 a,b	679,366
Under Armour, Cl. A	8,700 a,b	242,121
United Natural Foods	7,300 b	174,616
Universal	34,200 a	1,430,244
Warnaco Group	12,000 b	526,320
		9,072,037
Consumer Services--4.4%
California Pizza Kitchen	20,400 b	318,648
CEC Entertainment	16,700 b	431,862
Cheesecake Factory	54,600 b	1,011,192
Corinthian Colleges	17,700 a,b	328,512
Gaylord Entertainment	20,900 a,b	420,090
Isle of Capri Casinos	80,100 a,b	944,379
Marcus	13,100	167,549

National CineMedia	16,300	276,611
NutriSystem	47,900 a	730,954
P.F. Chang's China Bistro	40,200 a,b	1,365,594
Pinnacle Entertainment	21,200 a,b	216,028
Pre-Paid Legal Services	20,600 b	1,046,480
Scholastic	6,900 a	167,946
Vail Resorts	5,600 a,b	187,824
		7,613,669
Electronic Technology--12.5%
Acme Packet	56,800 b	568,568
American Science & Engineering	13,800	938,952
Anaren	33,900 b	576,300
Arris Group	73,600 b	957,536
Aruba Networks	32,400 b	286,416
Avocent	49,100 b	995,257
CTS	61,500	571,950
Daktronics	72,700 a	623,039
Imation	18,800	174,276
Intermec	13,900 b	195,990
Intevac	85,900 b	1,154,496
Methode Electronics	41,200	357,204
Microsemi	42,300 b	667,917
Multi-Fineline Electronix	18,700 b	536,877
Novatel Wireless	27,100 a,b	307,856
OmniVision Technologies	75,800 b	1,234,024
Oplink Communications	61,400 b	891,528
Orbital Sciences	63,100 b	944,607
Pericom Semiconductor	84,900 b	832,869
Polycom	38,000 b	1,016,500
Skyworks Solutions	93,600 a,b	1,239,264
Standard Microsystems	48,200 b	1,118,722
Tessera Technologies	47,900 b	1,335,931
Triumph Group	25,700	1,233,343
TTM Technologies	65,200 a,b	747,844
Ultratech	14,300 b	189,189
VeriFone Holdings	40,400 b	641,956
Volterra Semiconductor	60,200 b	1,105,874
Zoran	19,100 b	220,032
		21,664,317
Energy Minerals--2.8%
Arena Resources	5,500 b	195,250
ATP Oil & Gas	14,600 a,b	261,194
Berry Petroleum, Cl. A	14,000 a	374,920
Clayton Williams Energy	9,200 a,b	277,104
Contango Oil & Gas	16,100 b	822,066
EXCO Resources	54,700 b	1,022,343
McMoRan Exploration	59,700 a,b	450,735
Stone Energy	84,801 b	1,383,104
		4,786,716
Finance--16.4%
Amerisafe	37,300 b	643,425
AmTrust Financial Services	67,000	764,470
Aspen Insurance Holdings	46,300	1,225,561
Bank Mutual	30,500	269,620
BankFinancial	15,900	152,322
Calamos Asset Management, Cl. A	72,400	945,544
Cash America International	8,200	247,312
Community Bank System	22,100	403,767
Compass Diversified Holdings	91,400	956,958
CorVel	16,500 b	468,600
Delphi Financial Group, Cl. A	55,200	1,249,176
Dollar Thrifty Automotive Group	58,600 a,b	1,440,974
EZCORP, Cl. A	55,900 b	763,594
First BanCorp/Puerto Rico	64,500 a	196,725
First Financial Bancorp	66,300	798,915
FirstMerit	65,750	1,251,223
Great Southern Bancorp	7,700 a	182,567
Hercules Technology Growth Capital	54,641	536,575
Interactive Brokers Group, Cl. A	24,100 b	478,867

Kayne Anderson	43,700	578,151
Knight Capital Group, Cl. A	78,800 b	1,713,900
National Penn Bancshares	125,128 a	764,532
Nelnet, Cl. A	23,900 b	297,316
Old National Bancorp	58,400	654,080
Old Second Bancorp	50,900 a	291,657
optionsXpress Holdings	55,500	959,040
Oriental Financial Group	90,500	1,149,350
PacWest Bancorp	60,000 a	1,143,000
Platinum Underwriters Holdings	6,300	225,792
PMA Capital, Cl. A	56,200 b	319,778
Prospect Capital	23,100 a	247,401
Radian Group	21,900 a	231,702
RSC Holdings	96,700 a,b	703,009
Signature Bank	8,900 b	258,100
Southside Bancshares	22,575	508,389
SVB Financial Group	10,000 a,b	432,700
SWS Group	15,600	224,640
Tower Group	12,500	304,875
UMB Financial	4,500	181,980
United Bankshares	64,000 a	1,253,760
United Community Banks	60,926 a,b	304,630
Universal American	88,200 b	830,844
WesBanco	30,500 a	471,530
World Acceptance	38,600 a,b	973,106
WSFS Financial	10,600	282,384
		28,281,841
Health Care Technology--10.7%
Align Technology	102,000 b	1,450,440
Alnylam Pharmaceuticals	16,000 a,b	362,880
American Medical Systems Holdings	18,300 b	309,636
American Oriental Bioengineering	85,700 a,b	416,502
AngioDynamics	38,200 b	526,396
Cantel Medical	32,900 b	495,474
Cubist Pharmaceuticals	37,600 b	759,520
Cyberonics	29,100 b	463,854
Cynosure, Cl. A	84,672 b	986,429
Immucor	26,000 b	460,200
Invacare	24,700	550,316
Kensey Nash	31,200 b	903,240
Martek Biosciences	56,300 b	1,271,817
Maxygen	90,400 b	604,776
Medivation	40,900 a	1,110,026
Merit Medical Systems	17,400 b	301,542
Metabolix	51,600 a,b	530,448
Momenta Pharmaceuticals	85,600 a,b	908,216
Myriad Genetics	33,300 b	912,420
OSI Pharmaceuticals	15,900 a,b	561,270
PDL BioPharma	160,900 a	1,267,892
Poniard Pharmaceuticals	24,200 a,b	181,016
Somanetics	15,800 b	254,696
STERIS	18,100	551,145
Theravance	11,700 b	171,288
Valeant Pharmaceuticals
International	33,500 a,b	940,010
ViroPharma	138,600 a,b	1,333,332
		18,584,781
Industrial Services--3.4%
CARBO Ceramics	21,000 a	1,082,550
Dycom Industries	49,700 b	611,310
EMCOR Group	58,400 a,b	1,478,688
Gulf Island Fabrication	47,800	895,772
Insight Enterprises	33,300 b	406,593
Lufkin Industries	6,800	361,624
Orion Marine Group	31,900 b	655,226
Tutor Perini	17,900 b	381,270
		5,873,033
Non-Energy Minerals--1.1%
Universal Forest Products	24,400	962,824

Worthington Industries	67,600 a	939,640
		1,902,464
Process Industries--4.4%
AEP Industries	5,600 b	223,440
Clearwater Paper	22,300 b	921,659
Darling International	57,100 b	419,685
Glatfelter	85,300	979,244
GrafTech International	68,400 b	1,005,480
Innophos Holdings	32,900	608,650
Minerals Technologies	32,400	1,540,944
Rock-Tenn, Cl. A	6,800	320,348
Schulman (A.)	38,300	763,319
Schweitzer-Mauduit International	6,600	358,776
Terra Industries	13,400	464,578
		7,606,123
Producer Manufacturing--6.8%
A.O. Smith	24,300	925,830
AAON	28,500 a	572,280
Baldor Electric	16,800 a	459,312
Brady, Cl. A	21,500	617,480
Cascade	50,200	1,342,348
Chart Industries	64,400 b	1,390,396
Comverge	31,400 a,b	383,394
DXP Enterprises	42,900 b	478,335
Dynamic Materials	11,500	229,540
EnerSys	8,300 b	183,596
Gibraltar Industries	21,100 b	279,997
Insteel Industries	64,200 a	767,190
Kadant	15,800 b	191,654
Knoll	16,700	174,181
L.B. Foster, Cl. A	10,400 b	318,032
LSB Industries	76,500 b	1,191,105
Powell Industries	4,900 b	188,111
Spartan Motors	50,900	261,626
Tecumseh Products, Cl. A	43,100 b	488,323
Tredegar	70,300	1,019,350
Wabtec	7,900	296,487
		11,758,567
Retail Trade--5.0%
Aeropostale	24,800 a,b	1,078,056
Asbury Automotive Group	19,600 b	248,528
Cabela's	32,100 a,b	428,214
Cato, Cl. A	32,800	665,512
Children's Place Retail Stores	20,000 a,b	599,200
Fred's, Cl. A	17,800 a	226,594
Genesco	12,100 b	291,247
Hot Topic	25,400 a,b	190,246
Jo-Ann Stores	22,100 b	592,943
JoS. A. Bank Clothiers	25,100 a,b	1,123,727
Pantry	50,100 b	785,568
Regis	44,100 a	683,550
Shoe Carnival	17,400 b	268,308
Stage Stores	73,000	946,080
Systemax	21,600 b	262,008
Weis Markets	5,400	172,530
		8,562,311
Technology Services--9.8%
Albany Molecular Research	98,600 b	853,876
AMERIGROUP	25,500 b	565,335
Black Box	18,200	456,638
CACI International, Cl. A	29,100 b	1,375,557
Centene	50,400 b	954,576
Earthlink	115,000 a	967,150
Fair Isaac	66,900	1,437,681
HealthSpring	21,700 b	265,825
JDA Software Group	64,900 b	1,423,906
Kindred Healthcare	31,400 b	509,622
Manhattan Associates	65,000 b	1,313,000
Net 1 UEPS Technologies	36,900 b	773,424

NetScout Systems	44,100 b	595,791
Open Text	10,534 b	393,234
OSI Systems	13,200 b	241,428
PharMerica	53,800 b	999,066
Quest Software	22,900 b	385,865
Shutterfly	64,700 b	1,075,961
SPSS	24,200 b	1,208,790
SuccessFactors	44,600 a,b	627,522
Sybase	7,500 a,b	291,750
Triple-S Management, Cl. B	13,400 b	224,718
		16,940,715
Transportation--1.6%
Allegiant Travel	15,900 b	605,631
Celadon Group	21,300 b	240,903
GulfMark Offshore	12,900 b	422,346
Knightsbridge Tankers	60,200	785,008
Saia	15,000 b	241,200
Ship Finance International	40,500 a	497,745
		2,792,833
Utilities--2.5%
California Water Service Group	20,000	778,800
CH Energy Group	3,800	168,378
Chesapeake Utilities	9,800	303,702
El Paso Electric	66,700	1,178,589
New Jersey Resources	18,600	675,366
Northwest Natural Gas	12,600 a	524,916
Ormat Technologies	11,800 a	481,676
UIL Holdings	11,100	292,929
		4,404,356
Total Common Stocks
(cost $176,920,041)		172,417,904

Other Investment--.8%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,438,000)	1,438,000 [c]	1,438,000
Investment of Cash Collateral for
Securities Loaned--21.0%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $36,257,068)	36,257,068 [c]	36,257,068
Total Investments (cost $214,615,109)	121.5%	210,112,972
Liabilities, Less Cash and Receivables	(21.5%)	(37,221,956)
Net Assets	100.0%	172,891,016

a All or a portion of these securities are on loan. At September 30, 2009, the total market value of the portfolio's securities on loan is $34,778,797 and the total market value of the collateral held by the fund is $36,257,068.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $214,615,109. Net unrealized depreciation on investments was $4,502,137 of which $21,246,711 related to appreciated investment securities and $25,748,848 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements These inputs are summarized in the three broad levels listed below.

Level 1- quoted prices in active markets for identical investments.

Level 2- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3- significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the fund's investments:

		Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Level 1 -Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investment in Securities:
Equity Securities - Domestic+	168,568,676	-	-	168,568,676
Equity Securities - Foreign+	3,849,228	-	-	3,849,228
Mutual Funds	37,695,068	-	-	37,695,068
Other Financial Instruments++	-	-	-	-
Liabilities ($)
Other Financial Instruments++	-	-	-	-

+ See Statement of Investments for industry classification.
++ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund adopted the provisions of ASC 815 Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended September 30, 2009. These disclosures did not impact the notes to the financial statements.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the portfolio calculates its net asset value, the portfolio may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the portfolio may lend securities to qualified institutions. It is the portfolio’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The portfolio is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Growth And Income Portfolio
September 30, 2009 (Unaudited)

Common Stocks--99.4%	Shares	Value ($)
Consumer Discretionary--12.1%
Abercrombie & Fitch, Cl. A	7,920	260,409
Autoliv	10,710 a	359,856
Carnival	21,542	716,918
Gap	40,790	872,906
Home Depot	38,668	1,030,116
Interpublic Group of Cos.	45,210 a,b	339,979
Johnson Controls	14,620 a	373,687
Kohl's	8,240 a,b	470,092
Limited Brands	47,310 a	803,797
Newell Rubbermaid	29,490	462,698
News, Cl. A	70,930	850,451
Nordstrom	21,270 a	649,586
Omnicom Group	24,490	904,661
Staples	23,920	555,422
Target	14,370	670,792
Time Warner	57,200	1,646,216
		10,967,586
Consumer Staples--11.0%
Cadbury, ADR	13,470	689,799
Coca-Cola Enterprises	23,810	509,772
Colgate-Palmolive	11,847	903,689
CVS Caremark	25,932	926,810
Dean Foods	16,230 b	288,732
Estee Lauder, Cl. A	9,840	364,867
Kellogg	9,860 a	485,408
Kraft Foods, Cl. A	8,480	222,770
Kroger	19,780	408,259
Lorillard	4,070	302,401
PepsiCo	45,270	2,655,538
Philip Morris International	37,505 a	1,827,994
Whole Foods Market	13,080 a,b	398,809
		9,984,848
Energy--9.8%
Cameron International	6,470 b	244,695
Chevron	30,120	2,121,352
Consol Energy	5,600	252,616
Devon Energy	3,970	267,300
Exxon Mobil	3,136	215,161
Halliburton	9,730	263,878
Marathon Oil	21,530	686,807
Noble Energy	3,470	228,881
Occidental Petroleum	33,940	2,660,896
Southwestern Energy	9,900 b	422,532
Transocean	2,550 b	218,101
XTO Energy	31,190	1,288,771

		8,870,990
Financial--15.6%
Aflac	4,480	191,475
American Express	6,630	224,757
Ameriprise Financial	19,620	712,794
Bank of America	77,080	1,304,194
BlackRock	1,130 a	245,007
Capital One Financial	3,730	133,273
Chubb	4,970	250,538
Fidelity National Financial, Cl. A	21,460	323,617
Franklin Resources	9,580	963,748
Goldman Sachs Group	6,910	1,273,858
JPMorgan Chase & Co.	63,106	2,765,305
Marsh & McLennan Cos.	12,640	312,587
MetLife	20,640	785,765
Moody's	16,130 a	330,020
Morgan Stanley	22,820	704,682
Principal Financial Group	8,910	244,045
Prudential Financial	15,500	773,605
State Street	13,660 a	718,516
Travelers Cos.	12,690	624,729
Wells Fargo & Co.	43,340	1,221,321
		14,103,836
Health Care--13.8%
Aetna	7,220	200,932
Alexion Pharmaceuticals	6,530 a,b	290,846
AmerisourceBergen	21,900	490,122
Amgen	16,420 b	988,977
Baxter International	9,130	520,501
Celgene	7,880 b	440,492
Covidien	8,038	347,724
DaVita	5,230 b	296,227
Gilead Sciences	13,410 b	624,638
Hospira	5,390 b	240,394
Johnson & Johnson	25,640	1,561,220
Life Technologies	6,413 b	298,525
Medco Health Solutions	8,300 b	459,073
MEDNAX	5,640 b	309,749
Merck & Co.	52,100	1,647,923
Pfizer	119,269	1,973,902
Shire, ADR	4,380	229,030
St. Jude Medical	8,960 b	349,530
Universal Health Services, Cl. B	4,830	299,122
Vertex Pharmaceuticals	7,710 a,b	292,209
WellPoint	7,510 b	355,674
Zimmer Holdings	4,810 b	257,094
		12,473,904
Industrial--7.8%
Caterpillar	10,690 a	548,718
Cummins	7,390	331,146
Danaher	3,890	261,875
Dover	11,180	433,337

Eaton	8,410	475,922
Fluor	8,230	418,495
General Electric	45,990	755,156
Honeywell International	7,620	283,083
JetBlue Airways	45,840 a,b	274,123
Norfolk Southern	23,800	1,026,018
Parker Hannifin	8,470	439,085
Raytheon	11,820	567,005
Tyco International	13,340	459,963
Union Pacific	8,877	517,973
Waste Management	7,859 a	234,355
		7,026,254
Information Technology--22.0%
Activision Blizzard	32,450 b	402,055
Apple	10,103 b	1,872,793
Autodesk	10,020 b	238,476
BMC Software	11,730 b	440,227
Broadcom, Cl. A	20,968 b	643,508
Cisco Systems	122,720 b	2,888,829
Dell	42,510 b	648,703
EMC	25,860 b	440,654
Google, Cl. A	2,593 b	1,285,739
Hewlett-Packard	45,550	2,150,415
Informatica	16,140 b	364,441
Intel	9,348	182,940
Juniper Networks	21,640 a,b	584,713
Microsoft	127,647	3,304,781
Nokia, ADR	17,750 a	259,505
Oracle	44,420	925,713
Sybase	11,730 a,b	456,297
Teradata	12,480 b	343,450
Texas Instruments	13,370	316,735
Tyco Electronics	24,420	544,077
Visa, Cl. A	7,049	487,156
VMware, Cl. A	8,690 b	349,077
Western Union	40,790	771,747
		19,902,031
Materials--3.5%
Air Products & Chemicals	2,520	195,501
Albemarle	9,320	322,472
Alcoa	18,880	247,705
Celanese, Ser. A	16,780	419,500
Dow Chemical	11,120	289,898
E.I. du Pont de Nemours & Co.	17,220	553,451
Freeport-McMoRan Copper & Gold	12,977 a	890,352
Packaging Corp. of America	14,110	287,844
		3,206,723
Telecommunication Services--1.4%
AT & T	28,170	760,872
CenturyTel	9,020	303,072
Windstream	24,530	248,489
		1,312,433

Utilities--2.4%
Entergy	9,820	784,225
Exelon	7,180	356,272
FPL Group	7,620	420,853
NRG Energy	8,010 b	225,802
Questar	11,170	419,545
		2,206,697
Total Common Stocks
(cost $78,117,908)		90,055,302

Other Investment--.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $410,000)	410,000 [c]	410,000

Investment of Cash Collateral for
Securities Loaned--10.0%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $9,022,989)	9,022,989 [c]	9,022,989

Total Investments (cost $87,550,897)	109.8%	99,488,291
Liabilities, Less Cash and Receivables	(9.8%)	(8,883,735)
Net Assets	100.0%	90,604,556

ADR - American Depository Receipts

a	All or a portion of these securities are on loan. At September 30, 2009, the total market value of the portfolio's securities on loan is $8,816,256 and the total market value of the collateral held by the portfolio is $9,022,989.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $87,550,897.

Net unrealized appreciation on investments was $11,937,394 of which $13,083,679 related to appreciated investment securities and $1,146,285 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	88,517,112	-	-	88,517,112
Equity Securities - Foreign+	1,538,190	-	-	1,538,190
Mutual Funds	9,432,989			9,432,989
Other Financial Instruments++	-	-	-	-
Liabilities ($)
Other Financial Instruments++	-	-	-	-

+ See Statement of Investments for industry classification.
++ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund adopted the provisions of ASC 815 Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended September 30, 2009. These disclosures did not impact the notes to the financial statements.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the portfolio calculates its net asset value, the portfolio may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the portfolio may lend securities to qualified institutions. It is the portfolio’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The portfolio is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, International Equity Portfolio
September 30, 2009 (Unaudited)

Common Stocks--98.1%	Shares	Value ($)
Australia--4.8%
AMP	109,448	629,539
Newcrest Mining	31,781	894,386
QBE Insurance Group	32,617	692,320
Santos	44,296	593,984
		2,810,229
Austria--1.2%
Strabag	20,937	677,413
Brazil--4.1%
Cia de Bebidas das Americas (Preferred), ADR	3,802	312,753
Natura Cosmeticos	25,931	467,654
Petroleo Brasileiro (Preferred), ADR	11,189	439,840
Tele Norte Leste Participacoes, ADR	35,315	663,569
Vale (Preferred), ADR	23,927	490,743
		2,374,559
Canada--2.1%
Barrick Gold	11,558	437,642
Oncolytics Biotech	133,935 a	391,553
Potash Corporation of Saskatchewan	4,744	430,334
		1,259,529
Chile--.5%
Banco Santander Chile, ADR	4,928	283,557
China--.4%
Harbin Power Equipment, Cl. H	234,000	221,015
France--7.1%
Air Liquide	5,186	590,043
Alstom	9,861	719,633
BNP Paribas	6,217	496,734
BNP PARIBAS (Rights)	6,217 a	13,465
GDF Suez	16,202	719,459
Thales	14,590	723,778
Total	15,505	921,301
		4,184,413
Germany--7.0%
Bayer	7,877	545,797
Bilfinger Berger	5,432	375,906
Deutsche Telekom	57,007	778,324
Fresenius Medical Care & Co.	11,335	564,461
Infineon Technologies	140,766 a	794,095
K+S	6,926	377,942
SAP	13,277	646,597
		4,083,122
Greece--1.1%
EFG Eurobank Ergasias	41,263	649,112
Hong Kong--3.6%
China Mobile	54,500	531,635
Huabao International Holdings	430,000	461,068

Jardine Matheson Holdings	25,200	766,080
New World Development	161,000	346,511
		2,105,294
Japan--19.0%
Advantest	16,600	460,469
Asahi Breweries	32,800	599,984
CAPCOM	17,900	351,758
Elpida Memory	16,600 a	217,659
Fuji Machine Manufacturing	28,700	338,907
Honda Motor	16,900	520,565
INPEX	57	486,403
KDDI	171	963,917
Lawson	18,900	877,993
Mitsubishi	27,000	546,226
Nintendo	2,700	691,806
Nippon Telegraph & Telephone	12,200	565,387
Nissan Motor	90,800 a	613,999
Nomura Holdings	78,000	480,521
Sankyo	7,300	457,038
Sawai Pharmaceutical	2,400	139,030
Secom	12,400	624,386
Sumitomo Mitsui Financial Group	17,400	606,718
Takeda Pharmaceutical	10,300	429,143
Toshiba	136,000	713,597
Yahoo! Japan	1,348	458,018
		11,143,524
Luxembourg--2.6%
ArcelorMittal	12,035	449,974
Millicom International Cellular, SDR	14,841 a	1,083,588
		1,533,562
Netherlands--2.1%
Koninklijke Ahold	34,104	410,230
Unilever	28,231	813,641
		1,223,871
Singapore--1.1%
DBS Group Holdings	67,500	636,354
South Africa--1.5%
Gold Fields	64,302	868,830
South Korea--.5%
LG Telecom	40,941	295,700
Spain--.9%
Acciona	4,056	551,990
Switzerland--15.2%
ABB	35,677 a	716,088
Actelion	10,528 a	653,746
Bank Sarasin & Cie, Cl. B	12,857	534,726
Lonza Group	3,734	407,162
Nestle	34,080	1,452,256
Novartis	24,029	1,202,262
Roche Holding	11,179	1,806,892
Syngenta	1,394	320,285
UBS	41,653 a	762,479

Verwaltungs-Und Privat-Bank	2,136	248,990
Zurich Financial Services	3,340	794,471
		8,899,357
Taiwan--.7%
HTC	36,750	403,532
Thailand--1.9%
Advanced Info Service	130,500	368,142
Bangkok Bank	113,700	418,590
Bank of Ayudhya	591,500	339,922
		1,126,654
United Kingdom--20.7%
Admiral Group	18,720	346,146
Anglo American	35,473 a	1,129,861
BAE Systems	149,040	831,758
BG Group	49,090	852,791
British American Tobacco	33,883	1,062,973
Bunzl	34,583	350,683
Cable & Wireless	511,418	1,172,865
Carnival	10,086	343,658
Centrica	113,627	456,891
GlaxoSmithKline	48,296	948,986
HSBC Holdings	127,103	1,454,416
ICAP	76,060	513,817
Smith & Nephew	53,308	477,516
Standard Chartered	14,008	345,208
Tesco	47,517	303,455
Ultra Electronics Holdings	15,604	333,666
Vodafone Group	547,074	1,225,784
		12,150,474
Total Common Stocks
(cost $52,265,512)		57,482,091

Other Investment--.3%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $175,000)	175,000 [b]	175,000

Total Investments (cost $52,440,512)	98.4%	57,657,091
Cash and Receivables (Net)	1.6%	942,075
Net Assets	100.0%	58,599,166

ADR - American Depository Receipts SDR- Swedish Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At September 30, 2009 , the aggregate cost of investment securities for income tax purposes was $52,440,512. Net unrealized appreciation on investments was $5,216,579 of which $7,621,498 related to appreciated investment securities and $2,404,919 related to depreciated investment securities.

At September 30, 2009, the fund held the following forward foreign currency exchange contracts:

				Unrealized
	Foreign			Appreciation/
Forward Currency	Currency			Depreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	at 9/30/2009 ($)
Buys:
Australian Dollars,
Expiring 10/6/2009	99,772	88,012	88,018	6
Australian Dollars,
Expiring 3/15/2010	2,003,324	1,683,965	1,739,571	55,606
Euro,
Expiring 2/12/2010	789,103	1,133,538	1,154,427	20,890
Euro,
Expiring 2/12/2010	804,647	1,180,017	1,177,167	(2,850)
Norwegian Krone,
Expiring 2/12/2010	6,364,951	1,046,606	1,096,304	49,698
Norwegian Krone,
Expiring 2/12/2010	988,369	164,904	170,238	5,334

				128,683
Sells:		Proceeds($)
British Pounds,
Expiring 10/1/2009	11,318	17,959	18,089	(130)
British Pounds,
Expiring 10/2/2009	621,330	999,657	992,983	6,674
British Pounds,
Expiring 2/12/2010	618,000	1,046,606	987,362	59,244
British Pounds,
Expiring 2/12/2010	97,000	164,904	154,974	9,930
British Pounds,
Expiring 2/12/2010	693,000	1,133,538	1,107,188	26,350
British Pounds,
Expiring 2/12/2010	728,000	1,180,018	1,163,107	16,911
British Pounds,
Expiring 3/15/2010	1,027,000	1,683,965	1,640,757	43,208
Japanese Yen,
Expiring 10/5/2010	16,810,935	187,835	187,277	558

Gross Unrealized Appreciation				294,408
Gross Unrealized Depreciation				(2,980)

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 -	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	57,482,091	-	-	57,482,091
Mutual Funds	175,000	-	-	175,000
Other Financial Instruments++	-	294,408	-	294,408
Liabilities ($)
Other Financial Instruments++	-	(2,980)	-	(2,980)

+ See Statement of Investments for country classification.
++ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund adopted the provisions of ASC 815 Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the portfolio calculates its net asset value, the portfolio may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Forward Foreign Currency Exchange Contracts: The fund may enter into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.

The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, International Value Portfolio
September 30, 2009 (Unaudited)

Common Stocks--96.4%	Shares	Value ($)
Australia--4.0%
Amcor	215,126	1,040,017
BlueScope Steel	116,200	300,359
Foster's Group	65,970	323,003
Incitec Pivot	206,880	516,502
Insurance Australia Group	264,361	881,569
National Australia Bank	46,911	1,272,999
		4,334,449
Brazil--.8%
Petroleo Brasileiro, ADR	10,020	459,918
Tele Norte Leste Participacoes, ADR	22,960	431,418
		891,336
China--.4%
PetroChina, ADR	3,590	408,363
Finland--2.3%
Nokia	129,020	1,897,464
UPM-Kymmene	49,228	590,713
		2,488,177
France--11.7%
Cap Gemini	8,010	419,571
Carrefour	19,630	890,497
Credit Agricole	53,314	1,114,089
France Telecom	45,270	1,206,012
GDF Suez	25,004	1,110,317
Groupe Danone	15,570	938,265
Lagardere	10,930	509,105
Sanofi-Aventis	32,454	2,381,714
Societe Generale	11,550	929,598
Total	41,510	2,466,509
Vivendi	22,844	706,855
		12,672,532
Germany--7.9%
Allianz	4,180	522,194
Bayer	14,620	1,013,020
Daimler	15,474	779,067
Deutsche Lufthansa	22,710	402,450
Deutsche Post	28,250	529,150
Deutsche Telekom	29,500	402,767
E.ON	35,220	1,493,613
HeidelbergCement	10,010	648,037
HeidelbergCement (Rights)	10,920 a	58,806
Muenchener Rueckversicherungs	5,810	926,985
RWE	7,527	699,103
Siemens	6,300	583,388
Wincor Nixdorf	8,180	526,811
		8,585,391
Greece--.5%
Public Power	24,850 a	553,103
Hong Kong--2.2%
BOC Hong Kong Holdings	459,000	1,006,832
China Mobile, ADR	9,080	445,919
Hutchison Whampoa	85,900	620,139
Johnson Electric Holdings	722,000 a	303,704
		2,376,594

Italy--3.1%
Banco Popolare	49,630 a	476,066
ENI	23,965	598,985
Finmeccanica	64,836	1,146,129
Saras	85,420	329,688
Unipol Gruppo Finanziario	510,667 a	774,938
		3,325,806
Japan--22.1%
Aeon	65,800	629,669
Astellas Pharma	13,400	550,838
Canon	11,559	467,434
Central Japan Railway	160	1,149,669
Chuo Mitsui Trust Holdings	333,240	1,236,216
Daiwa House Industry	61,490	643,910
Dentsu	19,900	463,332
Isuzu Motors	117,000	247,647
JS Group	40,600	712,360
Kao	15,000	370,969
KDDI	187	1,054,108
Mediceo Paltac Holdings	13,700	192,760
Mitsubishi Chemical Holdings	133,000	552,654
Mitsubishi Electric	63,930	484,291
Mitsubishi UFJ Financial Group	246,900	1,325,748
Mitsui OSK Lines	89,000	527,466
Murata Manufacturing	20,160	956,738
NGK Spark Plug	65,400	834,940
Nintendo	2,070	530,385
Nippon Express	90,000	365,956
Nomura Holdings	99,500	612,973
Panasonic	45,900	676,496
Ricoh	23,700	345,342
Secom	11,300	568,997
Sekisui Chemical	41,300	240,167
Seven & I Holdings	85,400	2,045,452
Shin-Etsu Chemical	5,060	311,159
Sumitomo	44,000	453,406
Sumitomo Mitsui Financial Group	32,800	1,143,697
Takashimaya	41,200	329,545
Tokyo Electron	7,900	504,283
Tokyo Gas	318,440	1,323,212
Tokyo Steel Manufacturing	52,500	643,347
Toyota Motor	27,700	1,101,643
Yamaha Motor	36,700	452,592
		24,049,401
Malaysia--.6%
Malayan Banking	345,350	663,559
Mexico--.5%
America Movil, ADR, Ser. L	11,240	492,649
Netherlands--2.3%
Aegon	46,164 a	391,883
Koninklijke Philips Electronics	18,260	444,636
Royal Dutch Shell, Cl. A	58,107	1,662,362
		2,498,881
Russia--.3%
Gazprom, ADR	15,600	362,700
Singapore--2.5%
DBS Group Holdings	217,845	2,053,726
Oversea-Chinese Banking	126,565	705,310
		2,759,036

South Africa--.5%
Nedbank Group	35,554	565,589
South Korea--3.2%
Hyundai Motor	6,958	658,449
KB Financial Group, ADR	16,079 a	827,586
Korea Electric Power, ADR	27,560 a	420,014
KT, ADR	36,440	633,327
Samsung Electronics	864	597,632
SK Telecom, ADR	21,240	370,638
		3,507,646
Spain--.7%
Banco Santander	11,167	179,754
Iberdrola	61,330	601,758
		781,512
Sweden--1.3%
Investor, Cl. B	29,140	531,901
Sandvik	76,070	840,209
		1,372,110
Switzerland--7.5%
Clariant	66,115 a	601,625
Givaudan	651	488,109
Nestle	42,950	1,830,234
Novartis	60,179	3,010,982
Roche Holding	7,790	1,259,119
UBS	53,154 a	973,011
		8,163,080
Taiwan--1.0%
Compal Electronics	523,315	609,622
United Microelectronics	986,000 a	483,063
		1,092,685
United Kingdom--21.0%
Anglo American	41,691 a	1,327,913
BAE Systems	140,910	786,386
BP	341,840	3,021,120
Centrica	345,580	1,389,566
Friends Provident Group	905,277	1,203,718
GlaxoSmithKline	94,932	1,865,353
HSBC Holdings	237,342	2,715,861
Lonmin	13,610 a	364,111
Reed Elsevier	67,500	505,182
Rexam	47,850	199,592
Royal Dutch Shell, Cl. A	42,309	1,205,940
Smith & Nephew	94,942	850,460
Tesco	172,144	1,099,353
Unilever	79,496	2,258,900
United Utilities Group	62,200	453,885
Vodafone Group	1,397,928	3,132,224
WPP	56,600	485,748
		22,865,312
Total Common Stocks
(cost $107,413,739)		104,809,911

Preferred Stocks--.9%
Germany
Henkel & Co.
(cost $939,792)	23,260	1,001,389

Other Investment--1.4%
Registered Investment Company;

Dreyfus Institutional Preferred Plus Money Market Fund
(cost $1,500,000)	1,500,000 [b]	1,500,000

Total Investments (cost $109,853,531)	98.7%	107,311,300
Cash and Receivables (Net)	1.3%	1,390,595
Net Assets	100.0%	108,701,895

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At September 30, 2009 , the aggregate cost of investment securities for income tax purposes was $109,853,531. Net unrealized depreciation on investments was $2,542,231 of which $10,197,594 related to appreciated investment securities and $12,739,825 related to depreciated investment securities.

At September 30, 2009, the fund held the following forward foreign currency exchange contracts:

	Foreign			Appreciation/
Forward Currency	Currency			Depreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	at 9/30/2009 ($)
Buys:
Japanese Yen,
Expiring 10/1/2009	24,847,541	276,053	276,807	754
Japanese Yen,
Expiring 10/2/2009	10,523,305	117,199	117,232	33
Swedish Krona,
Expiring 10/1/2009	589,746	84,010	84,596	586

Sells:		Proceeds ($)
British Pounds,
Expiring 10/1/2009	3,575	5,712	5,714	(2)
Euro,
Expiring 10/1/2009	39,254	57,189	57,442	(253)
Euro,
Expiring 10/2/2009	167,273	244,386	244,780	(394)
South African Rand,
Expiring 10/2/2009	152,860	20,450	20,349	101

Gross Unrealized Appreciation				1,474
Gross Unrealized Depreciation				(649)

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the fund's investments:

			Level 3 -
			Significant
	Level 1 - Level 2 - Other Significant		Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	105,811,300	-	-	105,811,300
Mutual Funds	1,500,000	-	-	1,500,000
Other Financial Instruments++	-	1,474	-	1,474
Liabilities ($)
Other Financial Instruments++	-	(649)	-	(649)

+ See Statement of Investments for country classification.
++ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund adopted the provisions of ASC 815 Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the portfolio calculates its net asset value, the portfolio may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Forward Foreign Currency Exchange Contracts: The fund may enter into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.

The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Money Market Portfolio
September 30, 2009 (Unaudited)

Negotiable Bank Certificates of Deposit--12.5%	Principal Amount ($)	Value ($)
Bank of America N.A.
0.80%, 11/23/09	15,000,000	15,000,000
Citibank (South Dakota) N.A., Sioux Falls
0.55%, 10/1/09	15,000,000	15,000,000
UBS AG (Yankee)
0.28%, 12/28/09	15,000,000	15,000,000
Total Negotiable Bank Certificates of Deposit
(cost $45,000,000)		45,000,000
Commercial Paper--25.0%
Barclays U.S. Funding Corp.
0.33%, 10/30/09	10,000,000	9,997,342
Calyon NA Inc.
0.30%, 11/4/09 - 11/9/09	15,000,000	14,995,458
Fortis Funding LLC
0.36%, 10/22/09	15,000,000	14,996,850
General Electric Capital Services Inc.
0.30%, 11/9/09	10,000,000	9,996,750
JPMorgan Chase Funding
0.30%, 11/9/09	15,000,000 a	14,995,125
Natexis Banques Populaires US Finance Co. LLC
0.50%, 11/3/09	15,000,000	14,993,125
Societe Generale N.A. Inc.
0.30%, 11/4/09	10,000,000	9,997,167
Total Commercial Paper
(cost $89,971,817)		89,971,817
Time Deposits--8.4%
Branch Banking & Trust Co. (Grand Cayman)
0.03%, 10/1/09	15,000,000	15,000,000
U.S. Bank NA (Grand Cayman)
0.10%, 10/1/09	15,000,000	15,000,000
Total Time Deposits
(cost $30,000,000)		30,000,000
Repurchase Agreements--29.0%
Banc of America Securities LLC
0.04%, dated 9/30/09, due 10/1/09 in the amount of
$40,000,044 (fully collateralized by $40,490,000
Federal Home Loan Bank, 0.93%, due 3/30/10, value
$40,803,966)	40,000,000	40,000,000
Barclays Financial LLC
0.02%, dated 9/30/09, due 10/1/09 in the amount of
$24,000,013 (fully collateralized by $37,076,900 U.S.
Treasury Strips, due 8/15/20, value $24,480,023)	24,000,000	24,000,000
Deutsche Bank Securities
0.06%, dated 9/30/09, due 10/1/09 in the amount of
$40,000,067 (fully collateralized by $40,755,000

Federal Home Loan Bank, 0.388%, due 1/6/10, value
$40,803,357)	40,000,000	40,000,000
Total Repurchase Agreements
(cost $104,000,000)		104,000,000
Asset-Backed Commercial Paper--25.0%
Atlantis One Funding Corp.
0.30%, 11/4/09	15,000,000 a	14,995,750
CAFCO LLC
0.40%, 10/9/09	10,000,000 a	9,999,111
CHARTA LLC
0.32%, 1/14/10	15,000,000 a	14,986,000
CIESCO LLC
0.40%, 10/9/09	10,000,000 a	9,999,111
CRC Funding LLC
0.33%, 10/21/09	10,000,000 a	9,998,167
Edison Asset Securitization LLC
0.25%, 12/23/09	15,000,000 a	14,991,354
Manhattan Asset Funding Company LLC
0.40%, 11/9/09	15,000,000 a	14,993,500
Total Asset-Backed Commercial Paper
(cost $89,962,993)		89,962,993
Total Investments (cost $358,934,810)	99.9%	358,934,810
Cash and Receivables (Net)	.1%	328,740
Net Assets	100.0%	359,263,550

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, these securities amounted to $104,958,118 or 29.2% of net assets.

At September 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of September 30, 2009 in valuing the fund's investments:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	-
Level 2 - Other Significant Observable Inputs	358,934,810
Level 3 - Significant Unobservable Inputs	-
Total	358,934,810

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the portfolio’s policy to maintain a continuous net asset value per share of $1.00; the portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the portfolio will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the portfolio’s investments.

The portfolio may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the portfolio’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the portfolio maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Quality Bond Portfolio
September 30, 2009 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--112.1%	Rate (%)	Date	Amount ($)	Value ($)
Advertising--.1%
Lamar Media,
Gtd. Notes	6.63	8/15/15	131,000	122,485
Aerospace & Defense--.2%
L-3 Communications,
Gtd. Notes, Ser. B	6.38	10/15/15	340,000	345,100
Agriculture--.3%
Altria Group,
Gtd. Notes	9.70	11/10/18	280,000	348,330
Asset-Backed Ctfs./Auto Receivables--2.6%
Americredit Automobile Receivables
Trust, Ser. 2008-AF, Cl. A2A	4.47	1/12/12	225,519	227,590
Americredit Automobile Receivables
Trust, Ser. 2006-BG, Cl. A3	5.21	10/6/11	26,387	26,404
Americredit Automobile Receivables
Trust, Ser. 2006-RM, Cl. A2	5.42	8/8/11	361,839	368,054
Americredit Prime Automobile
Receivables, Ser. 2007-2M,
Cl. A3	5.22	6/8/12	355,299	361,505
Americredit Prime Automobile
Receivables, Ser. 2007-1, Cl. E	6.96	3/8/16	250,166 a	181,909
Capital Auto Receivables Asset
Trust, Ser. 2007-3, Cl. A3A	5.02	9/15/11	131,454	133,942
Capital One Auto Finance Trust,
Ser. 2007-A, Cl. A3B	0.24	8/15/11	61,805 b	61,752
Capital One Auto Finance Trust,
Ser. 2007-B, Cl. A3B	0.24	4/15/12	230,607 b	229,771
Capital One Auto Finance Trust,
Ser. 2006-C, Cl. A3A	5.07	7/15/11	19,328	19,359
Capital One Auto Finance Trust,
Ser. 2007-C, Cl. A3A	5.13	4/16/12	551,747	564,324
Ford Credit Auto Owner Trust,
Ser. 2006-C, Cl. C	5.47	9/15/12	215,000	223,796
Ford Credit Auto Owner Trust,
Ser. 2007-A, Cl. D	7.05	12/15/13	250,000 a	247,918
Honda Auto Receivables Owner
Trust, Ser. 2008-1, Cl. A2	3.77	9/20/10	42,174	42,336
Household Automotive Trust,
Ser. 2005-3, Cl. A4	4.94	11/19/12	158,340	162,851

Hyundai Auto Receivables Trust,
Ser. 2007-A, Cl. A3A	5.04	1/17/12	167,038	170,823
Wachovia Auto Loan Owner Trust,
Ser. 2007-1, Cl. D	5.65	2/20/13	610,000	584,820
				3,607,154
Asset-Backed Ctfs./Credit Cards--.5%
Citibank Credit Card Issuance
Trust, Ser. 2006-C4, Cl. C4	0.47	1/9/12	300,000 b	297,025
Washington Mutual Master Note
Trust, Ser. 2007-B1, Cl. B1	4.95	3/17/14	440,000 a	444,238
				741,263
Asset-Backed Ctfs./Home Equity Loans--1.2%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.14	1/25/34	455,712 b	402,640
CS First Boston Mortgage
Securities, Ser. 2005-C4,
Cl. AAB	5.07	8/15/38	390,000 b	404,740
First Franklin Mortgage Loan Asset
Backed Certificates,
Ser. 2005-FF2, Cl. M1	0.65	3/25/35	300,000 b	282,343
Home Equity Asset Trust,
Ser. 2005-2, Cl. M1	0.70	7/25/35	224,551 b	216,105
Mastr Asset Backed Securities
Trust, Ser. 2006-AM1, Cl. A2	0.38	1/25/36	96,620 b	92,122
Residential Asset Securities,
Ser. 2005-EMX4, Cl. A2	0.51	11/25/35	301,033 b	264,010
				1,661,960
Asset-Backed Ctfs./Manufactured Housing--.1%
Green Tree Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	83,780	84,032
Automotive, Trucks & Parts--.3%
Goodyear Tire & Rubber,
Gtd. Notes	8.63	12/1/11	335,000	347,562
Banks--3.9%
Barclays Bank,
Sr. Unscd. Notes	6.75	5/22/19	120,000	134,454
Barclays Bank,
Sub. Notes	10.18	6/12/21	344,000 a	452,975
Capital One Bank USA,
Sub. Notes	8.80	7/15/19	630,000	729,488
M&T Bank,
Sr. Unscd. Bonds	5.38	5/24/12	190,000 c	195,826
Manufacturers & Traders Trust,
Sub. Notes	5.59	12/28/20	275,000 b	227,637
Morgan Stanley,

Sr. Unscd. Notes	5.30	3/1/13	620,000	650,161
NB Capital Trust IV,
Bank Gtd. Cap. Secs.	8.25	4/15/27	620,000	613,800
PNC Funding,
Bank Gtd. Notes	6.70	6/10/19	325,000	360,327
Sovereign Bancorp,
Sr. Unscd. Notes	0.52	3/23/10	370,000 b	369,575
Sovereign Bancorp,
Sr. Unscd. Notes	4.80	9/1/10	525,000 b	540,494
Wells Fargo Capital XIII,
Gtd. Secs. Notes	7.70	12/29/49	1,215,000 b	1,075,275
				5,350,012
Building & Construction--.2%
Masco,
Sr. Unscd. Notes	0.60	3/12/10	240,000 b	236,213
Chemicals--.3%
Dow Chemical,
Sr. Unscd. Notes	8.55	5/15/19	315,000	354,700
Commercial & Professional Services--1.0%
ERAC USA Finance,
Sr. Unscd. Bonds	5.60	5/1/15	310,000 a	304,331
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	500,000 a	502,756
ERAC USA Finance,
Sr. Unscd. Notes	7.95	12/15/09	210,000 a	211,304
Iron Mountain,
Sr. Sub. Notes	8.38	8/15/21	355,000	367,425
				1,385,816
Commercial Mortgage Pass-Through Ctfs.--10.4%
Banc of America Commercial
Mortgage, Ser. 2002-2, Cl. A3	5.12	7/11/43	190,000	196,621
Bayview Commercial Asset Trust,
Ser. 2006-SP1, Cl. A1	0.52	4/25/36	52,551 a,b	47,968
Bayview Commercial Asset Trust,
Ser. 2004-1, Cl. A	0.61	4/25/34	114,408 a,b	81,103
Bayview Commercial Asset Trust,
Ser. 2006-2A, Cl. B2	1.72	7/25/36	319,508 a,b	65,844
Bayview Commercial Asset Trust,
Ser. 2006-1A, Cl. B2	1.95	4/25/36	74,667 a,b	15,065
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. B3	3.25	11/25/35	81,435 a,b	21,696
Bayview Commercial Asset Trust,
Ser. 2005-4A, Cl. B3	3.75	1/25/36	58,724 a,b	14,513
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T26,

Cl. A4	5.47	1/12/45	565,000 b	525,066
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12,
Cl. AAB	5.69	9/11/38	430,000 b	435,443
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T28,
Cl. A4	5.74	9/11/42	800,000 b	750,504
Citigroup Commercial Mortgage
Trust, Ser. 2007-C6, Cl. A4	5.70	12/10/49	566,000 b	494,193
Credit Suisse/Morgan Stanley
Commercial Mortgage
Certificates, Ser. 2006-HC1A,
Cl. A1	0.43	5/15/23	361,881 a,b	307,002
Crown Castle Towers,
Ser. 2005-1A, Cl. AFX	4.64	6/15/35	200,000 a	200,000
Crown Castle Towers,
Ser. 2006-1A, Cl. AFX	5.24	11/15/36	950,000 a	950,000
Crown Castle Towers,
Ser. 2006-1A, Cl. B	5.36	11/15/36	190,000 a	188,250
Crown Castle Towers,
Ser. 2006-1A, Cl. C	5.47	11/15/36	505,000 a	502,475
Crown Castle Towers,
Ser. 2005-1A, Cl. D	5.61	6/15/35	380,000 a	380,000
Crown Castle Towers,
Ser. 2006-1A, Cl. D	5.77	11/15/36	350,000 a	348,250
CS First Boston Mortgage
Securities, Ser. 2004-C3,
Cl. A3	4.30	7/15/36	137,961	137,703
First Union National Bank
Commercial Mortgage,
Ser. 2001-C2, Cl. A2	6.66	1/12/43	261,797	273,833
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. B	0.50	3/6/20	1,065,000 a,b	893,649
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. E	0.69	3/6/20	395,000 a,b	316,094
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. K	1.30	3/6/20	225,000 a,b	166,866
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP5, Cl. A2	5.20	12/15/44	725,000	725,491
LB-UBS Commercial Mortgage Trust,
Ser. 2004-C7, Cl. A2	3.99	10/15/29	524,200	524,042

LB-UBS Commercial Mortgage Trust,
Ser. 2006-C1, Cl. A4	5.16	2/15/31	620,000	584,693
Merrill Lynch Mortgage Trust,
Ser. 2003-KEY1, Cl. A2	4.44	11/12/35	230,183	232,936
Merrill Lynch Mortgage Trust,
Ser. 2005-LC1, Cl. A2	5.20	1/12/44	413,065	422,772
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A2	5.21	11/12/37	165,000 b	168,882
Merrill Lynch Mortgage Trust,
Ser. 2002-MW1, Cl. A3	5.40	7/12/34	492,818	502,930
Morgan Stanley Capital I,
Ser. 2005-HQ5, Cl. A2	4.81	1/14/42	414,042	416,714
Morgan Stanley Capital I,
Ser. 2007-HQ11, Cl. A4	5.45	2/12/44	1,000,000 b	856,825
Morgan Stanley Capital I,
Ser. 2007-T27, Cl. A4	5.65	6/11/42	645,000 b	610,146
SBA CMBS Trust,
Ser. 2006-1A, Cl. D	5.85	11/15/36	135,000 a	133,650
TIAA Seasoned Commercial Mortgage
Trust, Ser. 2007-C4, Cl. A3	6.07	8/15/39	325,000 b	337,971
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2	4.38	10/15/41	214,447	214,725
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C19, Cl. A5	4.66	5/15/44	300,000	303,150
Wachovia Bank Commercial Mortgage
Trust, Ser. 2007-C34, Cl. A3	5.68	5/15/46	1,190,000	1,083,218
				14,430,283
Diversified Financial Services--6.7%
American Express Credit,
Sr. Unscd. Notes	0.31	11/9/09	315,000 b	314,951
American Express,
Sr. Unscd. Notes	7.25	5/20/14	575,000	646,693
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	233,000 b	189,895
Amvescap,
Gtd. Notes	5.38	2/27/13	250,000	251,585
Boeing Capital,
Sr. Unscd. Notes	7.38	9/27/10	490,000	517,043
Caterpillar Financial Services,
Sr. Unscd. Notes	7.15	2/15/19	390,000	453,021
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	1,000,000	1,024,138
Citigroup,
Sr. Unscd. Notes	6.13	5/15/18	85,000	83,833
Countrywide Home Loans,

Gtd. Notes, Ser. L	4.00	3/22/11	210,000	213,506
Credit Suisse Guernsey,
Jr. Sub. Notes	5.86	12/31/49	481,000 b	367,965
Discover Financial Services,
Sr. Unscd. Notes	10.25	7/15/19	330,000	378,311
Fresenius US Finance II,
Gtd. Notes	9.00	7/15/15	475,000 a	520,125
General Electric Capital,
Sr. Unscd. Notes	0.60	10/21/10	945,000 b,c	943,370
Goldman Sachs Group,
Sub. Notes	5.63	1/15/17	195,000	196,740
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	350,000	362,363
HSBC Finance Capital Trust IX,
Gtd. Notes	5.91	11/30/35	400,000 b	304,000
Hutchison Whampoa International,
Gtd. Notes	7.63	4/9/19	155,000 a	175,954
Jefferies Group,
Sr. Unscd. Debs.	6.25	1/15/36	440,000	352,911
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	535,000	575,170
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.40	5/15/38	230,000	258,389
Merrill Lynch & Co.,
Sub. Notes	5.70	5/2/17	740,000	725,664
Pearson Dollar Finance Two,
Gtd. Notes	6.25	5/6/18	430,000 a	455,006
				9,310,633
Electric Utilities--5.2%
AES,
Sr. Unscd. Notes	7.75	10/15/15	285,000	287,850
AES,
Sr. Unscd. Notes	8.00	10/15/17	270,000	273,037
Cleveland Electric Illuminating,
Sr. Unscd. Notes	5.70	4/1/17	500,000	526,933
Consolidated Edison of NY,
Sr. Unscd. Debs., Ser. 06-D	5.30	12/1/16	400,000 c	424,795
Consumers Energy,
First Mortgage Bonds, Ser. O	5.00	2/15/12	655,000 c	689,060
Enel Finance International,
Gtd. Notes	5.70	1/15/13	185,000 a	198,706
Enel Finance International,
Gtd. Bonds	6.25	9/15/17	645,000 a	695,813
FirstEnergy,
Sr. Unscd. Notes, Ser. B	6.45	11/15/11	11,000	11,903

FPL Group Capital,
Gtd. Debs.	5.63	9/1/11	950,000	1,018,029
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	605,000	663,331
Nevada Power,
Mortgage Notes	6.50	8/1/18	305,000	334,234
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	265,000	293,824
NiSource Finance,
Gtd. Notes	0.98	11/23/09	260,000 b	259,812
NiSource Finance,
Gtd. Notes	5.25	9/15/17	375,000 c	352,923
NRG Energy,
Gtd. Notes	7.38	1/15/17	350,000	339,500
Ohio Power,
Sr. Unscd. Notes	0.76	4/5/10	390,000 b	389,488
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	130,000 c	143,571
Southern,
Sr. Unscd. Notes, Ser. A	5.30	1/15/12	290,000	311,465
				7,214,274
Environmental Control--.4%
Allied Waste North America,
Gtd. Notes, Ser. B	7.13	5/15/16	115,000	121,485
USA Waste Services,
Sr. Unscd. Notes	7.00	7/15/28	210,000	229,814
Waste Management,
Gtd. Notes	7.38	5/15/29	200,000	227,054
				578,353
Food & Beverages--2.8%
Anheuser-Busch InBev Worldwide,
Gtd. Notes	8.20	1/15/39	635,000 a	840,080
Coca-Cola,
Sr. Unscd. Notes	4.88	3/15/19	295,000	311,918
Diageo Capital,
Gtd. Notes	7.38	1/15/14	445,000	516,191
Kraft Foods,
Sr. Unscd. Notes	6.00	2/11/13	100,000	107,344
Kraft Foods,
Sr. Unscd. Notes	6.13	2/1/18	755,000	801,365
Kroger,
Gtd. Notes	6.15	1/15/20	410,000	454,280
Stater Brothers Holdings,
Gtd. Notes	7.75	4/15/15	257,000	250,575
Stater Brothers Holdings,

Gtd. Notes	8.13	6/15/12	293,000	295,930
SUPERVALU,
Sr. Unscd. Bonds	7.50	5/15/12	125,000	129,687
SUPERVALU,
Sr. Unscd. Bonds	7.50	11/15/14	35,000	35,350
SUPERVALUE,
Sr. Unscd. Notes	8.00	5/1/16	150,000	156,000
				3,898,720
Foreign/Governmental--1.1%
Federal Republic of Brazil,
Sr. Unscd. Bonds	6.00	1/17/17	505,000	548,935
Province of Quebec Canada,
Unscd. Notes	4.60	5/26/15	305,000	326,951
Republic of Italy,
Sr. Unscd. Notes	5.38	6/12/17	310,000	339,149
United Mexican States,
Sr. Unscd. Notes	5.63	1/15/17	326,000	340,018
				1,555,053
Health Care--1.0%
ACE INA Holdings,
Gtd. Notes	5.80	3/15/18	255,000 c	275,978
Community Health Systems,
Gtd. Notes	8.88	7/15/15	205,000	210,638
Davita,
Gtd. Notes	6.63	3/15/13	335,000	333,325
Wellpoint,
Sr. Unscd. Notes	5.88	6/15/17	165,000	174,424
Wyeth,
Sr. Unscd. Notes	6.95	3/15/11	325,000 b	349,307
				1,343,672
Lodging & Entertainment--.2%
Pennsylvania National Gaming,
Sr. Sub. Notes	8.75	8/15/19	340,000 a	342,550
Machinery--.1%
Terex,
Gtd. Notes	7.38	1/15/14	145,000	144,275
Manufacturing-Diversified--.3%
Bombardier,
Sr. Unscd. Notes	8.00	11/15/14	375,000 a,c	386,250
Media--5.1%
BSKYB Finance UK,
Gtd. Notes	6.50	10/15/35	300,000 a	310,597
Comcast,
Gtd. Notes	5.50	3/15/11	485,000 c	510,218
Comcast,

Gtd. Notes	6.30	11/15/17	425,000	466,371
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	405,000 a,c	430,388
CSC Holdings,
Sr. Unscd. Notes	8.50	4/15/14	25,000 a,c	26,375
CSC Holdings,
Sr. Unscd. Notes	8.63	2/15/19	310,000 a	329,375
DirecTV Holdings/Financing,
Gtd. Notes	7.63	5/15/16	335,000	360,125
Discovery Communications,
Gtd. Notes	5.63	8/15/19	115,000	118,235
Echostar DBS,
Gtd. Notes	7.75	5/31/15	505,000	517,625
News America Holdings,
Gtd. Debs.	7.70	10/30/25	425,000	461,972
News America,
Gtd. Notes	6.15	3/1/37	460,000	451,555
News America,
Gtd. Notes	6.65	11/15/37	355,000	371,001
Reed Elsevier Capital,
Gtd. Notes	4.63	6/15/12	670,000	693,151
Time Warner Cable,
Gtd. Notes	5.85	5/1/17	440,000	464,622
Time Warner Cable,
Gtd. Notes	6.75	7/1/18	535,000	592,035
Time Warner,
Gtd. Notes	5.88	11/15/16	900,000	955,762
				7,059,407
Mining--.9%
BHP Billiton Finance USA,
Gtd. Notes	6.50	4/1/19	155,000	180,158
Freeport-McMoRan Cooper & Gold,
Sr. Unscd. Notes	8.38	4/1/17	325,000	346,201
Rio Tinto Finance USA,
Gtd. Notes	5.88	7/15/13	395,000	425,945
Teck Resources,
Sr. Scd. Notes	10.25	5/15/16	35,000	39,725
Teck Resources,
Sr. Scd. Notes	10.75	5/15/19	265,000	309,388
				1,301,417
Oil & Gas--2.4%
Anadarko Petroleum,
Sr. Unscd. Notes	8.70	3/15/19	295,000	353,311
Chesapeake Energy,
Gtd. Notes	7.50	6/15/14	90,000	89,437

Chesapeake Energy,
Gtd. Notes	9.50	2/15/15	690,000	729,675
Husky Energy,
Sr. Unscd. Notes	7.25	12/15/19	310,000	356,209
Marathon Oil,
Sr. Unscd. Notes	7.50	2/15/19	175,000	202,198
Newfield Exploration,
Sr. Sub. Notes	7.13	5/15/18	85,000	85,212
Petro-Canada,
Sr. Unscd. Notes	6.80	5/15/38	450,000	481,871
Range Resouces,
Gtd. Notes	8.00	5/15/19	470,000 c	484,100
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	295,000	326,550
Valero Energy,
Gtd. Notes	9.38	3/15/19	155,000	180,911
				3,289,474
Packaging & Containers--.6%
Crown Americas,
Gtd. Notes	7.63	11/15/13	325,000	329,875
Owens-Brockway Glass Container,
Gtd. Notes	6.75	12/1/14	300,000	298,500
Owens-Brockway Glass Container,
Gtd. Notes	7.38	5/15/16	205,000	209,100
				837,475
Paper & Paper Related--.4%
Georgia-Pacific,
Gtd. Notes	7.00	1/15/15	145,000 a	143,550
Georgia-Pacific,
Gtd. Notes	8.25	5/1/16	345,000 a	359,663
				503,213
Pipelines--.6%
El Paso,
Sr. Unscd. Notes	8.25	2/15/16	350,000	360,500
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.85	2/15/20	470,000	514,315
				874,815
Property & Casualty Insurance--2.1%
Jackson National Life Global
Funding, Sr. Scd. Notes	5.38	5/8/13	270,000 a	274,066
Leucadia National,
Sr. Unscd. Notes	7.13	3/15/17	305,000	294,325
Lincoln National,
Sr. Unscd. Notes	0.38	3/12/10	425,000 b	419,883
Lincoln National,

Jr. Sub. Cap. Secs.	6.05	4/20/67	160,000 b	109,600
MetLife,
Sr. Unscd. Notes	5.00	6/15/15	1,050,000	1,097,871
Nippon Life Insurance,
Sub. Notes	4.88	8/9/10	475,000 a	483,404
Prudential Financial,
Sr. Unscd. Notes	6.63	12/1/37	95,000	97,323
Willis North America,
Gtd. Notes	6.20	3/28/17	155,000	151,951
				2,928,423
Real Estate Investment Trusts--3.9%
Arden Realty,
Sr. Unscd. Notes	5.25	3/1/15	350,000	356,257
Boston Properties,
Sr. Unscd. Notes	5.00	6/1/15	470,000	460,791
Duke Realty,
Sr. Unscd. Notes	5.88	8/15/12	450,000	453,609
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	325,000	309,347
Federal Realty Investment Trust,
Sr. Unscd. Notes	6.00	7/15/12	100,000	103,500
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	475,000	447,366
HRPT Properties Trust,
Sr. Unscd. Notes	0.90	3/16/11	238,000 b	225,146
Liberty Property,
Sr. Unscd. Notes	5.50	12/15/16	100,000	90,219
Mack-Cali Realty,
Sr. Unscd. Notes	5.05	4/15/10	225,000	225,971
Mack-Cali Realty,
Sr. Unscd. Notes	5.25	1/15/12	400,000	403,288
Mack-Cali Realty,
Sr. Unscd. Notes	5.80	1/15/16	400,000 c	371,220
National Retail Properties,
Sr. Unscd. Notes	6.15	12/15/15	210,000	198,431
Prologis,
Sr. Unscd. Notes	6.63	5/15/18	435,000 c	402,315
Regency Centers,
Gtd. Notes	5.25	8/1/15	66,000	61,370
Regency Centers,
Gtd. Notes	5.88	6/15/17	120,000	112,963
Simon Property Group,
Sr. Unscd. Notes	5.00	3/1/12	354,000	365,254
Simon Property Group,
Sr. Unscd. Notes	5.75	5/1/12	150,000	156,834

WEA Finance,
Sr. Notes	7.13	4/15/18	435,000 a	454,191
WEA Finance,
Gtd. Notes	7.50	6/2/14	230,000 a	248,116
				5,446,188
Residential Mortgage Pass-Through Ctfs.--1.3%
ChaseFlex Trust,
Ser. 2006-2, Cl. A1A	5.59	9/25/36	1,807 b	1,802
Citigroup Mortgage Loan Trust,
Ser. 2005-HE1, Cl. M1	0.68	5/25/35	179,538 b	175,241
Citigroup Mortgage Loan Trust,
Ser. 2005-WF2, Cl. AF7	5.25	8/25/35	889,628 b	594,876
CS First Boston Mortgage
Securities, Ser. 2005-6,
Cl. 1A2	0.52	7/25/35	420,177 b	335,920
Impac Secured Assets CMN Owner
Trust, Ser. 2006-1, Cl. 2A1	0.60	5/25/36	228,413 b	158,731
Merrill Lynch/Countrywide
Commercial Mortgage Trust,
Ser. 2006-2, Cl. A4	5.91	6/12/46	605,000 b	570,499
				1,837,069
Retail--.4%
Home Depot,
Sr. Unscd. Notes	5.88	12/16/36	237,000	230,705
Staples,
Gtd. Notes	9.75	1/15/14	280,000	336,648
				567,353
State/Territory General Obligations--2.1%
Erie Tobacco Asset Securitization
Corporation, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/28	400,000	328,096
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	7.31	6/1/34	1,000,000	800,710
State of California Build America
Taxable Various Purpose, Bonds	7.55	4/1/39	730,000	812,388
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	6.50	6/1/23	600,000	467,598
Tobacco Settlement Finance
Authority of West Virginia,
Tobacco Settlement
Asset-Backed Bonds	7.47	6/1/47	710,000	562,540
				2,971,332

Steel--.3%

Arcelormittal,
Sr. Unscd. Notes	9.85	6/1/19	310,000	367,265
Telecommunications--2.3%
AT & T,
Sr. Unscd. Notes	5.60	5/15/18	355,000	373,949
AT & T,
Gtd. Notes	7.30	11/15/11	285,000 b	315,844
CC Holdings GS V,
Sr. Scd. Notes	7.75	5/1/17	625,000 a	650,000
KPN,
Sr. Unscd. Bonds	8.00	10/1/10	115,000	122,151
Telecom Italia Capital,
Gtd. Notes	5.25	10/1/15	240,000	248,783
Telecom Italia Capital,
Gtd. Notes	7.72	6/4/38	180,000	214,424
Verizon Communications,
Sr. Unscd. Notes	7.35	4/1/39	250,000	297,431
Verizon Wireless Capital,
Sr. Unscd. Notes	5.55	2/1/14	645,000 a	697,711
Wind Acquisition Finance,
Sr. Notes	11.75	7/15/17	265,000 a	300,113
				3,220,406
Textiles & Apparel--.3%
Mohawk Industries,
Sr. Unscd. Notes	6.50	1/15/11	400,000 b	411,906
Transportation--.1%
Norfolk Southern,
Sr. Unscd. Notes	5.75	4/1/18	85,000	92,615
U.S. Government Agencies/Mortgage-Backed--37.8%
Federal Home Loan Mortgage Corp
4.50%			3,745,000 d,e	3,789,472
5.00%			420,000 d,e	440,803
3.50%, 9/1/10			94,313 e	94,867
5.00%, 12/1/35 - 6/1/37			2,502,233 e	2,594,998
Multiclass Mortgage
Participation Ctfs.,
Ser. 2586, Cl. WE, 4.00%,
12/15/32			412,944 e	413,700
Multiclass Mortgage
Participation Ctfs.
(Interest Only), Ser. 2764,
Cl. IT, 5.00%, 6/15/27			4,993,114 e,f	201,491
Federal National Mortgage Association
Bonds, Ser. 1 4.75%			641,000 e	700,510
5.00%			13,440,000 d,e	13,851,691

Notes, 5.25%			470,000 e	527,207
5.50%			7,380,000 d,e	7,756,751
4.00%, 5/1/10			357,072 e	361,826
5.00%, 11/1/20 - 2/1/39			4,419,176 e	4,645,726
5.50%, 9/1/34 - 6/1/38			2,998,902 e	3,142,708
6.00%, 9/1/22 - 5/1/39			7,018,110 e	7,444,360
7.00%, 6/1/29 - 9/1/29			64,729 e	71,607
Government National Mortgage Association I
5.50%, 4/15/33 - 3/15/34			2,077,363	2,195,030
Ser. 2007-46, Cl. A, 3.14%,
11/16/29			369,419	372,597
Ser. 2005-90, Cl. A, 3.76%,
9/16/28			611,718	628,652
Ser. 2005-29, Cl. A, 4.02%,
7/16/27			418,612	432,131
Ser. 2006-3, Cl. A, 4.21%,
1/16/28			684,768	705,147
Ser. 2006-55, Cl. A, 4.25%,
7/16/29			776,798	804,739
Ser. 2005-87, Cl. A, 4.45%,
3/16/25			388,355	399,486
Ser. 2004-39, Cl. LC,
5.50%, 12/20/29			534,145	544,121
Government National Mortgage Association II
7.00%, 9/20/28 - 7/20/29			13,338	14,600
				52,134,220
U.S. Government Securities--12.5%
U.S. Treasury Bonds
4.25%, 5/15/39			3,566,000	3,690,254
U.S. Treasury Notes:
2.50%, 3/31/13			165,000 c	169,808
3.50%, 2/15/18			2,835,000	2,896,352
4.88%, 4/30/11			7,948,000	8,471,145
4.88%, 5/31/11			1,220,000 c	1,304,067
U.S. Treasury Strip
0.00%, 2/15/36			2,150,000 g	731,722
				17,263,348
Waste Management--.1%
Allied Waste North America,
Sr. Unscd. Notes	7.25	3/15/15	165,000	172,412
Total Bonds and Notes
(cost $152,005,632)				155,067,028
			Principal
Short-Term Investments--5.4%			Amount ($)	Value ($)
U.S. Treasury Bills:

0.08%, 10/8/09	7,000,000	6,999,993
0.17%, 10/15/09	450,000 h	449,997
Total Short-Term Investments
(cost $7,449,854)		7,449,990

Other Investment--.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,100,000)	1,100,000 [i]	1,100,000
Investment of Cash Collateral for
Securities Loaned--4.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $6,524,820)	6,524,820 [i]	6,524,820
Total Investments (cost $167,080,306)	123.0%	170,141,838
Liabilities, Less Cash and Receivables	(23.0%)	(31,763,008)
Net Assets	100.0%	138,378,830

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, these securities amounted to $15,299,889 or 11.1% of net assets.
b	Variable rate security--interest rate subject to periodic change.
c	All or a portion of these securities are on loan. At September 30, 2009, the total market value of the fund's securities on loan is $6,324,595 and the total market value of the collateral held by the fund is $6,524,820.
d	Purchased on a forward commitment basis.
e	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
f	Notional face amount shown.
g	Security issued with a zero coupon. Income is recognized through the accretion of discount.
h	All or partially held by a broker as collateral for open financial futures positions.
i	Investment in affiliated money market mutual fund.

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $167,080,306. Net unrealized appreciation on investments was $3,101,358 of which $6,316,602 related to appreciated investment securities and $3,215,244 related to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES
Dreyfus Variable-Quality Bond Portfolio
September 30, 2009 (Unaudited)

					Unrealized
		Market Value			Appreciation/
		Covered by			(Depreciation)
	Contracts	Contracts ($)	Expiration		at 9/30/2009 ($)
Financial Futures Long
U.S. Treasury 2 year Notes	59	12,801,157	December 2009		70,063
U.S. Treasury 5 year Notes	51	5,920,781	December 2009		55,070
U.S. Treasury 30 Year Bonds	7	849,625	December 2009		14,383
Financial Futures Short
U.S. Treasury 10 year Notes	144	(17,039,251)	December 2009		(269,563)

Gross Unrealized Appreciation					139,516
Gross Unrealized Depreciation					(269,563)

STATEMENT OF OPTIONS WRITTEN
September 30, 2009 (Unaudited)

			Face Amount
			Covered by
			Contracts ($)		Value ($)
Call Options:
5-Year USD LIBOR-BBA,
October 2009 @2.76			275,100	a	(19,953)
10-Year USD LIBOR-BBA,
September 2009 @ 4.5			637,900	a	(509,951)
10-Year USD LIBOR-BBA,
October 2009 @ 3.67			137,600	a	(29,859)
Federal National Mortgage Corp.,
October 2009 @ 99.5			299,800	a	(57,070)
U.S. Treasury 10 Year Notes,
October 2009 @ 117			120,000	a	(21,186)
Put Options:
5-Year USD LIBOR-BBA,
October 2009 @2.76			275,100	a	(8,429)
10-Year USD LIBOR-BBA,

September 2009 @ 4.5	637,900	a	(428,790)
10-Year USD LIBOR-BBA,
October 2009 @ 3.67	137,600	a	(7,022)
Federal National Mortgage Corp.,
October 2009 @ 99.5	299,800	a	(1,796)
U.S. Treasury 10 Year Notes,
October 2009 @ 117	120,000	a	(5,250)
(Premiums received $1,129,133)
			(1,089,306)

BBA--British Bankers Association
LIBOR--London Interbank Bank Offered Rate
USD--US Dollar
a Non-income producing security.

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the fund's investments:

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund adopted the provisions of ASC 815 Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Portfolio valuation: Investments in securities, excluding shortterm investments (other than U.S. Treasury Bills), financial futures, options, swap transactions and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio’s securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, not valued by a pricing service approved by the Board of Trustees, or determined by the portfolio not to reflect accurately fair value are valued at fair value as determined in good faith under the direction of the Board of Trustees. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid prices and asked prices. Investments in swap transactions are valued each business day by an independent pricing service approved by the Board of Trustees. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuers and swap spreads on interest rates. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the portfolio may lend securities to qualified institutions. It is the portfolio’s policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times.

Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The portfolio will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the portfolio would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Mortgage Dollar Rolls: A mortgage dollar roll transaction involves a sale by the portfolio of mortgage related securities that it holds with an agreement by the portfolio to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold.

Futures Contracts: In the normal course of pursuing its investment objectives, the fund is exposed to market risk, including equity price risk as a result of changes in value of underlying financial instruments. The fund may invest in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the settlement price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Contracts open at September 30, 2009 are set forth in the Statement of Financial Futures.

Options: A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date. The fund may purchase and write (sell) put and call options primarily to hedge against changes in security prices, or securities that the fund intends to purchase, or against fluctuations in value caused by changes in prevailing market interest rates or other market conditions.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument decreases between those dates. As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

Forward Foreign Currency Exchange Contracts: The fund may enter into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.

The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Variable Investment Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 19, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	November 19, 2009

EXHIBIT INDEX

                      (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)